Pension Plans and Other Post-Retirement Benefits - Schedule of Components of Defined Benefit Costs Recognized In Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	$ 43	$ 13
Actuarial gains (losses) arising from changes in demographic assumptions	3	0
Actuarial gains (losses) arising from changes in financial assumptions	(78)	(38)
Actuarial gains (losses) arising from experience adjustments	12	(6)
Foreign exchange rate movements	3	(5)
Components of defined benefit costs recognized in Other comprehensive income (loss)	23	26
Pension
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	43	13
Actuarial gains (losses) arising from changes in demographic assumptions	0	0
Actuarial gains (losses) arising from changes in financial assumptions	(73)	(36)
Actuarial gains (losses) arising from experience adjustments	10	1
Foreign exchange rate movements	(1)	0
Components of defined benefit costs recognized in Other comprehensive income (loss)	19	22
Other post-retirement
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains (losses) arising from changes in demographic assumptions	3	0
Actuarial gains (losses) arising from changes in financial assumptions	(5)	(2)
Actuarial gains (losses) arising from experience adjustments	2	(7)
Foreign exchange rate movements	4	(5)
Components of defined benefit costs recognized in Other comprehensive income (loss)	$ 4	$ 4